Contingencies, Commitments and Responsibilities - Schedule of Performance Bond (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 CLP ($)
Itau Chile [member]
Disclosure of subsidiaries [line items]
From	Apr. 23, 2019
To	Apr. 23, 2020
Amount (UF)	$ 16,000
Mapfre Compania De Seguros SA [member]
Disclosure of subsidiaries [line items]
From	Apr. 23, 2019
To	Apr. 23, 2020
Amount (UF)	$ 4,000
Itau chile1 [member]
Disclosure of subsidiaries [line items]
From	Apr. 23, 2019
To	Apr. 23, 2020
Amount (UF)	$ 10,000